Pension Liabilities, Net (narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	3.10%
Actuarial loss	$ 105	$ 26	$ 219